Balance Sheet Components - Narrative (Details) - Morgan Hill Properties - USD ($) $ in Millions	Jul. 02, 2020	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Carrying value of property classified as assets held-for-sale		$ 4.7
Proceeds from the sale of properties	$ 12.3
Gain (loss) on sale of property	$ 7.5